Assets held for sale and Discontinued operations	12 Months Ended
Dec. 31, 2024
Assets Held For Sale And Discontinued Operations
Assets held for sale and Discontinued operations
37. Assets held for sale and Discontinued operations
In compliance with the guidelines of Copel Strategic Business Planning - Vision 2030 regarding the decarbonization of its asset portfolio, the prioritization of investments, actions directly related to its core business (electricity), the concentration on larger assets and the improvement of operational efficiency, Copel has evaluated the divestment and recycling of assets and participations, as below.
UEG Araucária S.A. (UEGA)
On December 14, 2023, Copel and Copel GeT signed the Share Purchase and Sale Agreement (“CCVA”) for the equity interest in UEGA with Âmbar Energia S.A., as described in Material Fact 20/23, and the value of the transaction on the base date of September 30, 2023, corresponding to the equity value related to Copel's 81.2% participation, was R$290,662.
On July 1, 2024, after all the conditions of the CCVA had been met, the divestment of all the shares of Copel (20.3%) and Copel GET (60.9%) in UEGA to Âmbar Energia S.A. was completed for the total amount of R$261,355, of which R$58,132 had already been received as an advance on December 14, 2023. The gain recorded in the Company's income, net of transaction costs and taxes, amounted to R$14,504 and is presented in discontinued operations line. With the completion of the process, Copel ceased to control UEGA, transferring its assets and liabilities and the management of its business to the acquirers.
Companhia Paranaense de Gás – Compagas
On July 10, 2024, Copel entered into the Control Block Purchase and Sale Agreement (“CCVBC”) with Compass Dois Ltda., a subsidiary of Compass Gás e Energia S.A., regarding the sale of all shares representing 51% of Compagas and on September 16, 2024, after all conditions set forth in the “CCVBC” were met, the divestment was completed. The Company received 40% of the equity value of R$906,000, adjusted as provided for in the contract considering the base date of December 31, 2023.The payment of the updated remaining balance will occur in stages, with 30% by September 16, 2025 and 30% by September 16, 2026. The gain recorded in the Company's income, net of transaction costs and taxes, was R$455,842 and is presented in the discontinued operations line. Copel's control in Compagas was transferred at the conclusion of the divestment, with the management of its business passing to the acquirers.
Small Generation Assets
On May 8, 2024, the Board of Directors approved the beginning of the non-binding proposals stage for the divestment of 13 small generation assets of the wholly-owned subsidiary Copel GeT, totaling 118.7 MW of installed capacity, as outlined in the table below:

	Granted Power	Assured Energy
	(MW)	(MW average)

HGP Pitangui	0.87	0.09
HGP Chopim I	1.98	1.48
HGP Marumbi	4.80	2.40
HGP Melissa	1.00	0.64
HGP Salto do Vau	0.94	0.57
Palmas Winds	2.50	0.40
SHP Apucaraninha	10.00	6.71
SHP Cavernoso	1.30	0.96
SHP Cavernoso II	19.01	10.56
SHP Chaminé	18.00	11.60
SHP São Jorge	2.30	1.54
HPP Guaricana	36.00	16.10
TPP Figueira	20.00	17.70
	118.70	70.75
On 25 November 2024, a share purchase agreement (“CCVA”) was signed with Electra Hydra/Intrepid for a total amount of R$450,492, representing the equity value of the 13 assets. This amount will be adjusted in accordance with the contract. An advance payment of R$45,000 was received on December 16, 2024. On March 31, 2025, the divestment was partially completed, as disclosed in note 38.2. The assets will be transferred as and when the transactions are closed, which are subject to verification of the usual conditions for this type of transaction, including approval by the competent authorities.
Asset Swap
On December 12, 2024, according to Material Fact 12/24, Copel GeT entered into the Agreement for the Transfer of Establishment, Purchase and Sale of Equity Interest, Assignment of Equity Interest in Consortium with Purchase and Sale of Assets and Other Covenants with Eletrobras and its wholly-owned subsidiary Eletrobras CGT Eletrosul, through which they agreed the following:
•Copel GeT will receive (i) Eletrobras' entire 49% stake in the Mauá Hydroelectric Power Plant and (ii) Eletrobras' entire 49.9% stake in the Mata de Santa Genebra S.A. (MSG) transmission company, with Copel GeT now holding a full stake in the respective assets;
•Copel GeT will transfer the Colíder Hydroelectric Power Plant to Eletrobras;
•In addition, Copel GeT will pay R$365,000 to Eletrobras through cash resources at the closing of the transaction, subject to usual market price adjustment mechanisms.
The contract was signed considering the values on the base date of December 31, 2023, which includes the cash transfer and the financing of the three assets.
The Assets swap is pending satisfaction of the usual conditions precedent for operations of this nature, including approval and consent from competent authorities such as Aneel and BNDES. CADE's approval was granted in January 2025.
The Colíder HPP assets do not represent a separate line of business or a distinct geographical area of operations, nor do they constitute a subsidiary acquired exclusively for resale and are therefore not disclosed as discontinued operations. The company maintains its operations in the power generation sector.
Balances classified as held for sale
The breakdown of assets and liabilities classified as held for sale is as follows:

	HPP Colíder	Small generation assets	12.31.2024	Compagas	UEGA	12.31.2023
Assets classified as held for sale
Cash and cash equivalents	—	13	13	101,437	22,354	123,791
Trade accounts receivable	—	—	—	82,954	—	82,954
Inventories	—	—	—	5,383	—	5,383
Current recoverable taxes and deferred taxes	—	—	—	5,334	112,025	117,359
Judicial deposits	—	—	—	61	41	102
Other receivables	—	—	—	74,083	317	74,400
Contract assets	—	—	—	44,039	—	44,039
Property, plant and equipment	1,602,581	245,844	1,848,425	—	293,751	293,751
Intangible assets	16,762	16,626	33,388	709,626	35	709,661
Right-of-use asset	—	—	—	11,489	—	11,489
	1,619,343	262,483	1,881,826	1,034,406	428,523	1,462,929
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	—	—	—	9,452	702	10,154
Accounts payable to suppliers	—	—	—	58,010	3,608	61,618
Taxes due	—	—	—	51,325	277	51,602
Loans and financing	484,981	22,695	507,676	—	—	—
Debentures	—	—	—	284,202	—	284,202
Dividend payable	—	—	—	11,914	8,109	20,023
Accounts payable related to concession	32,505	280	32,785	—	—	—
Post-employment benefits	—	—	—	8,608	718	9,326
Lease liability	—	—	—	11,573	—	11,573
Provisions for legal claims	—	951	951	16,431	10,935	27,366
Other accounts payable	—	—	—	48,710	8,690	57,400
	517,486	23,926	541,412	500,225	33,039	533,264
As of December 31, 2024, the balances include the book values of the assets and liabilities of the 13 small generation projects and the Colíder HPP. These balances have already been adjusted for the cessation of depreciation and amortization. The balances of UEGA and Compagas as of December 31, 2023 were settled with the closing of the operations on July 1, 2024 and September 16, 2024, respectively.
Discontinued Operations
The revenues, costs, expenses, and cash flow movements resulting from UEGA and Compagas, disclosed as discontinued operations, are detailed in the following tables.

Statements of Income from discontinued operations	12.31.2024	12.31.2023	12.31.2022
Net operating revenue	561,141	977,149	1,392,380
Operating costs	(446,073)	(692,718)	(1,322,823)
Gross profit	115,068	284,431	69,557

Selling expenses	(16,261)	(11,451)	(11,071)
General and administrative expenses	(37,874)	(59,410)	(70,026)
Other operational income (expenses)	(2,374)	(14,903)	(20,996)
	(56,509)	(85,764)	(102,093)
Profit (loss) before financial results and taxes	58,559	198,667	(32,536)
Financial results	(10,806)	455	39,847
Operating profit (loss)	47,753	199,122	7,311
Income tax and social contribution	(26,527)	(7,621)	(81,977)
Net income (loss)	21,226	191,501	(74,666)
Gain on the share sales operation	725,778	—	—
Income tax on sales gains	(255,433)	—	—
Net income (loss) from discontinued operations	491,571	191,501	(74,666)
Other comprehensive income from discontinued operations	—	1,650	1,330
Comprehensive income from discontinued operations	491,571	193,151	(73,336)
The table below presents a reconciliation of the results from discontinued operations. The amounts of eliminations of intercompany costs and expenses refer mainly to UEGA's operation and maintenance services provided by Copel GET, and to the monetary restatement of dividends from Compagas and UEGA.

	12.31.2024	12.31.2023	12.31.2022
Result of discontinued operations attributed to shareholders of the parent company	463,690	100,733	(125,812)
Result of discontinued operations attributed to non-controlling shareholders	16,539	67,485	37,521
	480,229	168,218	(88,291)
( + ) Elimination of intercompany costs/expenses	11,342	23,283	13,625
Consolidated results of discontinued operations	491,571	191,501	(74,666)

Statements of Cash Flows from discontinued operations	12.31.2024	12.31.2023	12.31.2022
Net income (loss)	21,226	191,501	(74,666)
Adjustments to reconcile net income	39,476	(12,547)	306,736
Dividends and interest on equity received	36,868	—	—
Changes in assets and liabilities	(57,434)	14,108	(2,709)
Debentures - interest due and paid	(25,051)	(10,423)	—
Loan charges granted to related parties	2,763	—	—
Taxes and charges paid	(14,228)	(57,165)	(51,534)
Cash flows from operational activities	3,620	125,474	177,827
Financial investments	(111)	(144)	22,967
Receipt of loans granted	49,500	—	—
Additions to contract assets, property, plant and equipment and intangible assets	(25,659)	(35,380)	(580,969)
Receipt for alienation	584,983	—	—
Cash flows from investment activities	608,713	(35,524)	(558,002)
Issue of Debentures	—	294,045	—
Issue of loans and financing	59,935	—	—
Payments of principal - debentures	(55,313)	(18,437)	—
Amortization of lease liabilities	(2,338)	(3,041)	(2,988)
Dividends and interest on own capital paid	(11,940)	(195,890)	—
Cash flows from financing activities	(9,656)	76,677	(2,988)
Changes in cash and cash equivalents	602,677	166,627	(383,163)